First Investors International Fund
First Investors International Fund
Investment Objective:
The Fund primarily seeks long-term capital growth.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 183 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-56 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - First Investors International Fund	Class A		Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	[1]	4.00%	none	none
[1]	A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - First Investors International Fund	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.98%	0.98%	0.98%	0.98%
Distribution and Service (12b-1) Fees	0.30%	1.00%	none	none
Other Expenses	0.36%	0.49%	0.26%	0.16%
Total Annual Fund Operating Expenses	1.64%	2.47%	1.24%	1.14%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - First Investors International Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	732	1,063	1,415	2,407
Class B	650	1,070	1,516	2,602
Advisor Class	126	393	681	1,500
Institutional Class	116	362	628	1,386

You would pay the following expenses on Class B shares if you did not redeem your shares:
Expense Example No Redemption	1 year	3 years	5 years	10 years
First Investors International Fund | Class B | USD ($)	250	770	1,316	2,602

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies:
The Fund primarily invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States.  To a limited degree, the Fund may also invest in companies based in the United States.

The Fund typically invests in the securities of medium to large size companies, but will also invest in smaller companies.  The Fund’s holdings may be limited to the securities of 40 to 60 different issuers and may focus its investments in companies located in or tied economically to particular countries or regions.  The Fund generally invests in securities that are traded in the foreign securities markets, though it may invest significantly in emerging or developing markets.

The subadviser selects investments by screening a universe of stocks that meet its “quality growth” criteria, which include high return on equity and low to moderate leverage, among others.  It then further narrows that universe by using a bottom-up stock and business analysis approach to identify companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy possible long-term economic prospects.  The subadviser also seeks to generate greater returns by investing in securities at a price below the company’s intrinsic worth.

In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of long-term competitive advantage.

The Fund may enter into spot currency trades (i.e., for cash at the spot rate prevailing in the foreign currency market) in connection with the settlement of transactions in securities traded in foreign currency.

Principal Risks:
You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  The Fund is intended for investors who:

■       Are seeking capital growth,

■       Want exposure to investments in foreign companies,

■       Are willing to accept a high degree of investment risk, and

■       Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable, resulting in more volatile rates of returns than developed markets and substantially greater risk.

Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions.  To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that area.  As a result, it may be more volatile than a more geographically diversified fund.

Limited Holdings Risk.  The Fund’s assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.

Liquidity Risk.  The Fund is also susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Mid-Size and Small-Size Company Risk.  The market risk associated with the securities of mid- and small-size companies is generally greater than that associated with securities of larger companies because such securities tend to experience sharper price fluctuations than those of larger companies.  At times, it may be difficult for the Fund to sell mid-to-small size company stocks at reasonable prices.

Sector Risk.  Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for the 1-year, 5-year, and Life of Class periods compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.forestersfinancial.comor by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 18.55% (for the quarter ended June 30, 2009) and the lowest quarterly return was -19.25% (for the quarter ended September 30, 2008).
Average Annual Total Returns For Periods Ended December 31, 2015
Average Annual Returns - First Investors International Fund	1 Year	5 Years	Life of Class*	[1]
Class A	(3.49%)	4.38%	3.28%
Class B	(2.41%)	4.51%	3.31%
Advisor Class	2.88%		1.72%
Institutional Class	2.98%		1.94%
After Taxes on Distributions | Class A	(3.61%)	4.21%	2.99%
After Taxes on Distributions and Sale of Fund Shares | Class A	(1.93%)	3.33%	2.47%
MSCI EAFE Index (Class A and Class B shares) (Gross) (reflects no deduction for fees, expenses or taxes)	(0.39%)	4.07%	3.09%	[2]
MSCI EAFE Index (Advisor Class and Institutional Class shares) (Gross) (reflects no deduction for fees, expenses or taxes)	(0.39%)	4.07%	4.03%	[3]
MSCI EAFE Index (Class A and Class B shares) (Net) (reflects the deduction of foreign withholding taxes on dividends)	(0.81%)	3.60%	2.63%	[2]
MSCI EAFE Index (Advisor Class and Institutional Class shares) (Net) (reflects the deduction of foreign withholding taxes on dividends)	(0.81%)	3.60%	3.58%	[3]
[1]	The average annual total returns shown for Class A and Class B shares are for the period since their commencement on 06/27/06. The average annual total returns shown for Advisor Class and Institutional Class shares are for the period since their commencement on 04/1/13.
[2]	For the life of Class A and Class B shares.
[3]	For the life of Advisor Class and Institutional Class shares.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.